PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 93.6%

Aerospace & Defense — 4.7%
Curtiss-Wright Corp.	10,895	$1,006,807
Hexcel Corp.	17,264	642,048
Raytheon Co.	39,451	5,173,999

		6,822,854

Agriculture — 2.8%
Philip Morris International, Inc.	55,153	4,023,963

Airlines — 0.8%
Delta Air Lines, Inc.	13,140	374,884
Southwest Airlines Co.	19,872	707,642

		1,082,526

Auto Parts & Equipment — 1.0%
Altra Industrial Motion Corp.	37,083	648,582
BorgWarner, Inc.	33,774	823,072

		1,471,654

Banks — 9.1%
Citigroup, Inc.	57,326	2,414,571
JPMorgan Chase & Co.	48,298	4,348,269
The Goldman Sachs Group, Inc.	4,847	749,298
Wells Fargo & Co.	192,293	5,518,809

		13,030,947

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc.*	26,512	2,380,512
Amgen, Inc.	14,831	3,006,689

		5,387,201

Chemicals — 0.6%
LyondellBasell Industries N.V., Class A	17,715	879,195

Commercial Services — 0.8%
Robert Half International, Inc.	32,106	1,212,001

Computers — 3.6%
Cognizant Technology Solutions Corp., Class A	26,578	1,235,080
Leidos Holdings, Inc.	27,900	2,557,035
MAXIMUS, Inc.	23,670	1,377,594

		5,169,709

Distribution & Wholesale — 1.5%
LKQ Corp.*	102,004	2,092,102

Diversified Financial Services — 1.8%
Capital One Financial Corp.	23,219	1,170,702
LPL Financial Holdings, Inc.	25,653	1,396,293

		2,566,995

Electrical Components & Equipment — 1.8%
Emerson Electric Co.	26,985	1,285,835
Littelfuse, Inc.	9,564	1,276,029

		2,561,864

Electronics — 5.1%
Dolby Laboratories, Inc., Class A	38,383	2,080,742
Garmin Ltd.	26,767	2,006,454
Gentex Corp.	62,760	1,390,762

	Number of Shares	Value†
Electronics — (continued)
Hubbell, Inc.	4,890	$561,079
Keysight Technologies, Inc.*	14,974	1,253,024

		7,292,061

Engineering & Construction — 0.8%
EMCOR Group, Inc.	19,520	1,196,966

Healthcare Services — 3.2%
Anthem, Inc.	8,032	1,823,585
Quest Diagnostics, Inc.	34,060	2,735,018

		4,558,603

Home Builders — 1.5%
D.R. Horton, Inc.	65,055	2,211,870

Insurance — 8.7%
Aflac, Inc.	15,902	544,485
Berkshire Hathaway, Inc., Class B*	29,523	5,397,690
Fidelity National Financial, Inc.	67,244	1,673,031
Reinsurance Group of America, Inc.	19,752	1,661,933
The Allstate Corp.	36,055	3,307,325

		12,584,464

Internet — 2.0%
F5 Networks, Inc.*	27,535	2,936,057

Machinery - Diversified — 0.7%
The Middleby Corp.*	17,602	1,001,202

Media — 3.9%
Comcast Corp., Class A	132,334	4,549,643
Discovery, Inc., Class A*	51,153	994,414

		5,544,057

Mining — 0.7%
BHP Group Ltd. ADR	26,385	968,066

Miscellaneous Manufacturing — 1.8%
Crane Co.	25,395	1,248,926
Valmont Industries, Inc.	12,260	1,299,315

		2,548,241

Oil & Gas — 4.6%
Chevron Corp.	15,754	1,141,535
ConocoPhillips	32,100	988,680
EOG Resources, Inc.	25,633	920,737
Murphy USA, Inc.*	18,106	1,527,422
Phillips 66	37,681	2,021,586

		6,599,960

Pharmaceuticals — 11.3%
Cigna Corp.	11,201	1,984,593
Pfizer, Inc.	226,629	7,397,171
Roche Holding AG ADR	170,842	6,931,060

		16,312,824

Real Estate — 2.1%
CBRE Group, Inc., Class A*	81,491	3,073,026

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Retail — 5.7%
Advance Auto Parts, Inc.	16,849	$1,572,349
Target Corp.	24,722	2,298,404
Walmart, Inc.	38,320	4,353,918

		8,224,671

Semiconductors — 0.7%
Lam Research Corp.	3,954	948,960

Software — 1.7%
Akamai Technologies, Inc.*	19,899	1,820,560
VMware, Inc., Class A*	5,425	656,967

		2,477,527

Telecommunications — 6.2%
Cisco Systems, Inc.	48,492	1,906,221
Verizon Communications, Inc.	131,177	7,048,140

		8,954,361

Transportation — 0.7%
Kansas City Southern	7,642	971,910

TOTAL COMMON STOCKS (Cost $160,040,381)		134,705,837

REAL ESTATE INVESTMENT TRUSTS — 1.5%

Apartments — 0.9%
Mid-America Apartment Communities, Inc.	12,880	1,327,026

Strip Centers — 0.6%
Regency Centers Corp.	20,574	790,659

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,732,569)		2,117,685

SHORT-TERM INVESTMENTS — 3.1%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $4,438,546)	4,438,546	4,438,546

TOTAL INVESTMENTS — 98.2% (Cost $167,211,496)		141,262,068
Other Assets & Liabilities — 1.8%		2,594,754

TOTAL NET ASSETS — 100.0%		$143,856,822

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

AG — Aktiengesellschaft.

N.V. — Naamloze Vennootschap.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LARGE CAP VALUE FUND

Country Weightings as of 03/31/2020 ††

United States	93%
Switzerland	6
Australia	1

Total	100%

††	% of total investments as of March 31, 2020.